Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended				9 Months Ended
	Jul. 23, 2015	Mar. 25, 2015	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2013 $ / shares shares	Sep. 30, 2015
Subsequent Event [Line Items]
Reverse stock split, description							on July 23, 2015, ViewRay Technologies, Inc. effected a 2.975-for-1 stock split of its then outstanding common stock and convertible preferred stock (collectively referred to as "Capital Stock") and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split.
Reverse stock split, conversion ratio	0.02975
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Issuance of convertible preferred stock, shares | shares			2,564,652	162,407	2,619,951	2,564,638
Preferred stock, shares issued, price per share | $ / shares			$ 5.84	$ 5.84	$ 5.84	$ 5.84
Issuance of convertible preferred stock | $			$ 15,000	$ 950
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split, description	At July 23, 2015, the Company effected a 2.975-for-1 stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).	At July 23, 2015, the Company effected a 2.975-for-1 stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).
Reverse stock split, conversion ratio	2.975	7.25
Subsequent Event | Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Issuance of convertible preferred stock, shares | shares			2,564,652	162,407
Preferred stock, shares issued, price per share | $ / shares			$ 5.84	$ 5.84
Issuance of convertible preferred stock | $			$ 15,000	$ 950